Summary of significant accounting policies and basis of presentation (Tables)	9 Months Ended
Sep. 30, 2017
Summary of significant accounting policies and basis of presentation
Schedule of potentially dilutive securities excluded from computations of diluted weighted average shares outstanding

	Nine Months Ended
	September 30,
	2017	2016
Warrants	7,764,569	—
Stock options issued and outstanding	6,176,647	3,264,927
Unvested restricted stock units	274,250	170,000